Restructuring Costs, Net (Tables)	6 Months Ended
Jun. 30, 2014
Restructuring And Related Activities [Abstract]
Components of Restructuring Costs, Net

The components of restructuring costs, net are as follows (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Manufacturing and distribution footprint optimization	$2.5	$0.1	$5.2	$0.2
Severance	1.8	1.2	3.3	1.4
Gain on sale of equipment	—	—	(0.1)	—
Impairment of property, plant and equipment	—	0.8	—	0.8
Curtailment and settlement gains	—	(0.3)	—	(0.3)

	$4.3	$1.8	$8.4	$2.1

Summary of Activities in Accrued Restructuring Reserves, Including Pension Curtailments and Settlements

The following table summarizes the activity in accrued restructuring reserves, including pension curtailments and settlements, during the six months ended June 30, 2014 and 2013 (in millions):

			Pension
			Curtailment
		Asset	and
	Severance Costs	Impairments	Settlements	Other	Total
Balance at December 31, 2013	$1.4	$—	$—	$—	$1.4
Charges	3.3	—	—	5.1	8.4
Usage	(2.4)	—	—	(5.1)	(7.5)

Balance at June 30, 2014	$2.3	$—	$—	$—	$2.3

Balance at December 31, 2012	$1.3	$—	$0.9	$—	$2.2
Charges	1.4	0.8	(0.3)	0.2	2.1
Usage	(1.2)	(0.8)	(0.5)	(0.2)	(2.7)

Balance at June 30, 2013	$1.5	$—	$0.1	$—	$1.6